UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21936

SPECIAL VALUE CONTINUATION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: SEPTEMBER 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Continuation Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2007

		Amount of
		Equity in Net	Fair
Security	Shares	Profit and Loss	Value

Equity and Equity Related Securities
Other Financial Investment Activities
Special Value Continuation Partners, LP
Common Limited Partner Interest (1), (2)
(Acquired 7/31/06, Cost $418,955,776)	1	100%	$453,543,061

Notes to Statement of Investments

(1)	Restricted security.

(2)	For information regarding the portfolio holdings of Special Value Continuation Partners, LP, please see the Statement of Investments included in Special Value Continuation Partners, LP's Form N-Q.

Changes in Special Value Continuation Fund, LLC’s 100% limited partnership interest in Special Value Continuation Partners, LP during the nine months ended September 30, 2007 were as follows:

Beginning Balance	$434,209,178
Gains	71,093,883
Distribution	(51,760,000)
Ending Balance	$453,543,061

ITEM 2.	CONTROLS AND PROCEDURES.

(a)  The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)  Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Fund, LLC

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name:	Hugh Steven Wilson
Title:	Chief Executive Officer
Date:	November 29, 2007

By:	/s/ Peyman S. Ardestani
Name:	Peyman S. Ardestani
Title:	Chief Financial Officer
Date:	November 29, 2007